Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions	R$ 2,037,599	R$ 1,597,365	R$ 1,555,704
Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	804,442	347,762
Tax Claim [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	159,235	144,208
Labor [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	3,514	2,437
Employee Benefits [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	745	587
Civil [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	640,948	175,356
Regulatory [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions		R$ 25,174